KEYPORT VARIABLE INVESTMENT TRUST

                       SUPPLEMENT DATED SEPTEMBER 19, 1997

                                       TO

            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

      This supplement contains information about all of the Funds of the Trust.

      On August 14, 1997, the Board of Trustees approved certain changes that together affect all of the Funds of the Trust. The changes included the following matters impacting the Statement of Additional Information:

      Non-Fundamental Investment Policies. The non-fundamental investment policies of each of the six existing Funds are being changed to eliminate restrictions that were designed to comply with certain substantive state blue sky provisions. Such provisions no longer apply. These changes are set forth on Annex A hereto.
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                                                                       Annex A

                        KEYPORT VARIABLE INVESTMENT TRUST

        Elimination of Certain Non-Fundamental Investment Restrictions

      Effective November 15, 1997, for each Fund listed below, the non-fundamental investment restrictions specified below for such Fund will be eliminated (i.e., the Fund will be able to make investments of the sort described below, which currently are prohibited).

Colonial-Keyport Growth & Income Fund

      5. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases.

      6. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      7.    Pledge more than 33% of its total assets.

Colonial-Keyport Utilities Fund

      5. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases.

      6. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      7.    Pledge more than 33% of its total assets.

Colonial-Keyport International Fund For Growth

      3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases.

      4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      5.    Pledge more than 33% of its total assets.

      6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition.

      8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

Colonial-Keyport U.S. Stock Fund

      3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases.

      4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      5.    Pledge more than 33% of its total assets.

      6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition.

      8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

Colonial-Keyport Strategic Income Fund

      3. Invest in interests in oil, gas, or other mineral exploration or development programs, including leases.

      4. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      5.    Pledge more than 33% of its total assets.

      6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition.

      8. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 10% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

Newport-Keyport Tiger Fund

      1. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old.

      8. Invest in interests in oil, gas or other mineral exploration or development programs, including leases.